DEFERRED INCOME TAX (Changes in Deferred Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax [Abstract]
Deferred tax assets, beginning balance	$ 1,105,691	$ 1,542,565
Translation differences	124,790	(263,349)
Write-down of deferred tax assets	(427,835)	0	$ 0
Recognition of previously unrecognized tax losses	0	25,438
Charges directly to other comprehensive income	(9,579)	57,867
Deferred tax credit	221,834	(256,830)	102,431
Deferred tax assets, ending balance	$ 1,014,901	$ 1,105,691	$ 1,542,565